INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF FEDERAL INCOME TAX

The components of the Company’s provision for federal income tax for the years ended June 30, 2025 and 2024 consist of the following:

	June 30,	June 30,
	2025	2024
Federal income tax benefit attributable to:
Current operations	$3,973,581	$1,921,040
Less: valuation allowance	(3,973,581)	(1,921,040)
Net provision for federal income taxes	$-	$-

The components of the Company’s provision for federal income tax for the years ended December 31, 2024 and 2023 consist of the following:

	December 31,	December 31,
	2024	2023
Federal income tax benefit attributable to:
Current operations	$2,911,163	$1,569,830
Less: valuation allowance	(2,911,163)	(1,569,830)
Net provision for federal income taxes	$-	$-

SCHEDULE OF DEFERRED TAX AMOUNT

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	June 30,	June 30,
	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$834,452	$403,418
Less: valuation allowance	(834,452)	(403,418)
Net deferred tax asset	$-	$-

The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows:

	December 31,	December 31,
	2024	2023
Deferred tax asset attributable to:
Net operating loss carryover	$611,344	$329,664
Less: valuation allowance	(611,344)	(329,664)
Net deferred tax asset	-	-